Commitments (Details) - Schedule of gross sugarcane sales to Partnership IV	12 Months Ended
Jun. 30, 2022 Unit Quantity
Cotton lint [Member]
Commitments (Details) - Schedule of gross sugarcane sales to Partnership IV [Line Items]
Delivery date	Jul/22-Nov/22
Quantity | Quantity	2,920
Agreements	6
Unit	ton
Currency	US$
Price/pernut | Unit	2,060.8
Soybean [Member]
Commitments (Details) - Schedule of gross sugarcane sales to Partnership IV [Line Items]
Delivery date	Jan/22-Aug/22
Quantity | Quantity	678,690
Agreements	22
Unit	bags
Currency	R$
Price/pernut | Unit	173.58
Soybean [Member]
Commitments (Details) - Schedule of gross sugarcane sales to Partnership IV [Line Items]
Delivery date	Jan/22-Jun/22
Quantity | Quantity	1,023,701
Agreements	21
Unit	bags
Currency	US$
Price/pernut | Unit	29.51
Corn [Member]
Commitments (Details) - Schedule of gross sugarcane sales to Partnership IV [Line Items]
Delivery date	Aug/22
Quantity | Quantity	476
Agreements	2
Unit	ton
Currency	US$
Price/pernut | Unit	232.53
Corn [Member]
Commitments (Details) - Schedule of gross sugarcane sales to Partnership IV [Line Items]
Delivery date	Jan/22-Oct/22
Quantity | Quantity	1,062,057
Agreements	20
Unit	bags
Currency	R$
Price/pernut | Unit	69.3
Sugarcane [Member]
Commitments (Details) - Schedule of gross sugarcane sales to Partnership IV [Line Items]
Delivery date	Apr/22-Dec/22
Quantity | Quantity	879,957
Agreements	1
Unit	ton
Currency	R$
Price/pernut | Unit	[1]

[1]	The billed price of sugarcane varies according to the Consecana price of the month billed.